Description of Business and Organization - Consolidated operating results and cash flows of Group VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable interest entity
Total revenues	¥ 6,019,681	$ 922,556	¥ 6,845,580	¥ 5,387,577
Net income/(loss)	(87,417)	(13,397)	161,671	155,546
Net cash (used in)/ provided by operating activities	(901,888)	(138,221)	(244,322)	(651,462)
Net cash used in investing activities	(337)	(52)	16,565	146,102
Net cash provided by financing activities	705,483	108,120	54,354	995,948
Net increase/(decrease) in cash, cash equivalents and restricted cash	(224,532)	(34,412)	(172,271)	493,968
Cash, cash equivalents and restricted cash at the beginning of the year	954,136	146,228	1,126,407	632,439
Cash, cash equivalents and restricted cash at the end of the year	729,604	$ 111,816	954,136	1,126,407
VIEs
Variable interest entity
Total revenues	5,195,430		6,277,535	4,996,168
Net income/(loss)	(50,327)		182,443	103,438
Net cash (used in)/ provided by operating activities	(897,155)		290,615	(714,718)
Net cash used in investing activities	(3,812)		(51,679)	(38,342)
Net cash provided by financing activities	670,256		54,452	1,183,163
Net increase/(decrease) in cash, cash equivalents and restricted cash	(230,711)		293,388	430,103
Cash, cash equivalents and restricted cash at the beginning of the year	839,713		546,325	116,222
Cash, cash equivalents and restricted cash at the end of the year	¥ 609,002		¥ 839,713	¥ 546,325